Financial Instruments - Fair Value Measurements (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Financial Instruments - Fair Value Measurements (Details) [Line Items]
Stock price reduced (in Dollars)	$ 1.25
Fair value discount rate	14.60%
Conversion price prior (in Dollars)		$ 1,000
Conversion price		$ 6,000
Fair value share prior (in Dollars)		$ 600
Fair value per share prior		$ 0.6
Atalaya Note [Member]
Financial Instruments - Fair Value Measurements (Details) [Line Items]
Conversion price		$ 10
Second Reverse Stock Split [Member]
Financial Instruments - Fair Value Measurements (Details) [Line Items]
Share price	$ 25
First Reverse Stock Split [Member]
Financial Instruments - Fair Value Measurements (Details) [Line Items]
Share price	$ 0.25